Segmentation of key figures - Net sales by region (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,863	$ 1,819	$ 3,640	$ 3,598
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
United States [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 779	$ 750	$ 1,516	$ 1,462
Percentage of entity's revenue	42.00%	41.00%	42.00%	41.00%
International [member]
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,084	$ 1,069	$ 2,124	$ 2,136
Percentage of entity's revenue	58.00%	59.00%	58.00%	59.00%